Borrowings	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Schedule Of Outstanding Convertible Note
Borrowings

8. Borrowings

Secured bank loan

In Feb 2024, the Company obtained an AUD$14 million bank facility to fund the expansion of the Cootamundra facility. The Company has deployed the AUD$14 million bank facility as follows: (i) AUD$4 million was allocated for equipment finance, (ii) AUD$8 million for working capital to purchase canola seed with max trade advance tenor of 120 days with BBSY plus 1.5% margin rate per annum, and (iii) AUD$2 million for interest only loan over three years with interest rate of variable base rate minus a margin of 3.48% per annum for business growth and working capital related to the crushing plant’s expansion.

On February 14, 2024, the Company issued a note for an equipment loan to the Commonwealth Bank of Australia in an aggregate principal amount of AUD$4,000,000 (the “Secured Bank Loan”). The note has a term of 60 months and a variable interest rate of 7.95%. The Secured Bank loan is payable in twenty (20) quarterly payments of AUD$244,643, commencing on May 19, 2024. Commonwealth Bank of Australia, as senior lender, has a total of $2 million secured by first mortgages over the Company’s freehold land and buildings. The financial assets pledged as collateral represent a floating charge and cannot be disposed of without the consent of the financier.

Convertible Note

In connection with the closing of the Business Combination, the Company closed the private placement, pursuant to the private offering rules under the Securities Act of 1933, as amended (the “Securities Act”), of the Arena Warrants and Debentures pursuant to the Securities Purchase Agreement dated August 23, 2023 between the Company, AOI, EDOC, certain AOI subsidiaries and Arena Investors, LP (the “PIPE Investors”) and executed the Arena Transaction Documents including the 10% Original Issue Discount Secured Convertible Debenture, the Arena Warrant, the Registration Rights Agreement and related documents.

On February 29, 2024, the Company entered into Amendment No.3 to the Securities Purchase Agreement for the purchase and sale of Debentures and Warrants.

The following table summarizes outstanding borrowings as of 31 March 2025 and 30 June 2024:

	Unaudited 31 March 2025			30 June 2024
	AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total

Equipment Finance secured bank loan	978,573	2,366,071	3,344,644	978,574	2,900,259	3,878,833
Interest only secured bank loan	-	2,107,418	2,107,418	-	2,151,651	2,151,651
Total secured bank loan	978,573	4,473,489	5,452,062	978,574	5,051,910	6,030,484
Convertible note, net of debt discount	1,651,041	-	1,651,041	1,181,953	-	1,181,953
Total	2,629,614	4,473,489	7,103,103	2,160,527	5,051,910	7,212,437

The future payments of the equipment finance secured bank loan as of 31 March 2025 were as follows:

Calendar year	AUD$
2025	733,930
2026	978,573
2027	978,573
2028	978,573
2029	244,643
Total payments outstanding	3,914,292
Less: accrued interest	(569,648)
Total equipment finance secured loan outstanding	3,344,644

The following table summarizes the outstanding Convertible Note as of 31 March 2025 and 30 June 2024:

	31 March 2025	30 June 2024
	AUD$	AUD$
Principal value of Convertible Note	1,935,347	1,874,574
Debt discount, net of amortization	(284,306)	(692,621)
Convertible Note	1,651,041	1,181,953

12 Borrowings

Secured bank loan

The Company obtained an AUD$14 million bank facility to fund the expansion of the Cootamundra facility. The Company has deployed the AUD$14 million bank facility as follows: (i) AUD$4 million was allocated for equipment finance, (ii) AUD$8 million for working capital to purchase canola seed with max trade advance tenor of 120 days with BBSY plus 1.5% margin rate per annum, and (iii) AUD$2 million for interest only loan over three years with interest rate of variable base rate minus a margin of 3.48% per annum for business growth and working capital related to the crushing plant’s expansion.

On February 14, 2024, the Company issued a note for an equipment loan to the Commonwealth Bank of Australia in an aggregate principal amount of AUD$4,000,000 (the “Secured Bank Loan”). The note has a term of 60 months and a variable interest rate of 7.95%. The Secured Bank loan is payable in twenty (20) quarterly payments of AUD$244,643, commencing on May 19, 2024. Commonwealth Bank of Australia, as senior lender, has a total of $2 million secured by first mortgages over the Company’s freehold land and buildings. The financial assets pledged as collateral represent a floating charge and cannot be disposed of without the consent of the financier.

Convertible Note

In connection with the closing of the Business Combination, the Company closed the private placement, pursuant to the private offering rules under the Securities Act of 1933, as amended (the “Securities Act”), of the Arena Warrants and Debentures pursuant to the Securities Purchase Agreement dated August 23, 2023 between the Company, AOI, EDOC, certain AOI subsidiaries and Arena Investors, LP (the “PIPE Investors”) and executed the Arena Transaction Documents including the 10% Original Issue Discount Secured Convertible Debenture, the Arena Warrant, the Registration Rights Agreement and related documents.

On February 29, 2024, the Company entered into Amendment No.3 to the Securities Purchase Agreement for the purchase and sale of Debentures and Warrants as described below

On the First Closing Date, the Company agrees to sell to the Purchaser, and the Purchaser agrees to purchase from the Company, a 10% original issue discount secured convertible debenture issued by the Company in the amount of the First Closing Principal Amount of USD $2,222,222 (the “First Closing Debenture”). The First Closing Debenture shall mature on the date that is eighteen (18) months from the First Closing Date. At the first Closing, in consideration for the issuance by the Company to the Purchaser of the First Closing Debenture, the Purchaser shall pay to the Company an amount equal to the sum of (A) USD$2,000,000 minus (B) the First Closing Reserve Amount (such amount, the “First Closing Subscription Amount”) (i.e., USD $1,000,000), minus applicable legal fees and expenses of the Purchaser to be reimbursed to the Purchaser. The Purchaser shall hold the First Closing Reserve Amount (i.e., USD$1,000,000) in reserve at the first Closing and, from time to time during the period beginning from the first Closing until the earlier to occur of (A) the maturity date of the First Closing Debenture and (B) the payment by the Purchaser to the Company of First Closing Reserve Advances in the aggregate amount of the First Closing Reserve Amount, upon the conversion by the Purchaser of portions of the outstanding principal amount of the First Closing Debenture in the amounts set forth in the schedule below, the Purchaser shall, within five (5) Business Days following the date the Underlying Shares resulting from the applicable conversion are delivered to the Purchaser in accordance with the terms of the First Closing Debenture, release and pay to the Company a portion of the First Closing Reserve Amount in the amount of USD$200,000 (each, a “First Closing Reserve Advance”, and collectively, the “First Closing Reserve Advances”):

(A) an initial First Closing Reserve Advance shall be released upon the conversion of USD$622,222 of the outstanding principal amount of the First Closing Debenture (such that following such conversion, the outstanding principal amount of the First Closing Debenture is USD$1,600,000);

(B) a further First Closing Reserve Advance shall be released upon the conversion of USD$400,000 of the outstanding principal amount of the First Closing Debenture (such that following such conversion, the outstanding principal amount of the First Closing Debenture is USD$1,200,000);

(C) a further First Closing Reserve Advance shall be released upon the conversion of USD$400,000 of the outstanding principal amount of the First Closing Debenture (such that following such conversion, the outstanding principal amount of the First Closing Debenture is USD$800,000);

(D) a further First Closing Reserve Advance shall be released upon the conversion of USD$400,000 of the outstanding principal amount of the First Closing Debenture (such that following such conversion, the outstanding principal amount of the First Closing Debenture is USD$400,000); and

(E) a further First Closing Reserve Advance shall be released upon the conversion of USD$400,000 of the outstanding principal amount of the First Closing Debenture (such that following such conversion, the outstanding principal amount of the First Closing Debenture is USD$0).

The obligation of the Purchaser to make First Closing Reserve Advances to the Company (a) shall expire at the maturity date of the First Closing Debenture regardless of whether the Purchaser has made First Closing Reserve Advances in the aggregate amount of the First Closing Reserve Amount to the Company as of such date; provided further, for the avoidance of doubt and notwithstanding anything to the contrary set forth herein, the original principal amount of the First Closing Debenture shall be the First Closing Principal Amount (i.e., USD$2,222,222), however, if the aggregate amount of First Closing Reserve Advances made by the Purchaser to the Company on or prior to the maturity date of the First Closing Debenture is less than the First Closing Reserve Amount, then, effective as of the maturity date of the First Closing Debenture, the original principal amount of the First Closing Debenture shall be reduced by an amount equal to the sum of (A) USD$1,000,0000 minus (B) the aggregate amount of First Closing Reserve Advances made by the Purchaser to the Company on or prior to the maturity date of the First Closing Debenture.

On the Second Closing Date, the Company agrees to sell to the Purchaser, and the Purchaser agrees to purchase from the Company, a 10% original issue discount secured convertible debenture issued by the Company in the amount of the Second Closing Principal Amount of USD$2,777,777 (the “Second Closing Debenture”), and on the Third Closing Date, the Company agrees to sell to the Purchaser, and the Purchaser agrees to purchase from the Company, a 10% original issue discount secured convertible debenture issued by the Company in the amount of the Third Closing Principal Amount of USD$2,777,777 (the “Third Closing Debenture”, and together with the First Closing Debenture and the Second Closing Debenture, each as the same may be amended, amended and restated or otherwise modified from time to time, a “Debenture”, and collectively, the “Debentures”). The Second Closing Debenture and the Third Closing Debenture shall mature on the date that is eighteen (18) months from the First Closing Date.”

Sponsor Escrow Amount

As an additional condition precedent to the Purchaser’s obligation to consummate the first Closing, on or prior to the First Closing Date, the Company shall cause the Sponsor to fund USD$1,000,000 in immediately available funds (the “Sponsor Escrow Amount”) into an escrow account designated by the Purchaser subject to an escrow agreement in form and substance satisfactory to the Purchaser by and among the Purchaser, the Sponsor and the Sponsor Escrow Agent (the “Sponsor Escrow Agreement”), which Sponsor Escrow Agreement shall provide, among other things, that (i) the Sponsor Escrow Agent may not disburse any portion of the Sponsor Escrow Amount from the escrow account unless directed to do so by written notice from the Purchaser to the Sponsor Escrow Agent, (ii) upon the occurrence of an Event of Default (as defined in the First Closing Debenture), the Purchaser may send notice to the Sponsor Escrow Agent to disburse 100% of the funds then held in the escrow account to the Purchaser, and upon receipt of such notice the Sponsor Escrow Agent shall disburse 100% of the funds then held in the escrow account to the Purchaser for the account of the Purchaser, to be applied towards the obligations of the Company then owing to the Purchaser under the Transaction Documents; and (iii) from time to time during the period beginning from the first Closing until the earlier to occur of an (A) Event of Default (as defined in the First Closing Debenture), (B) the satisfaction of all of the Company’s obligations under the First Closing Debenture on or before the maturity date of the First Closing Debenture, and (C) the date 100% of the Sponsor Escrow Amount has been disbursed from the escrow account, upon the conversion by the Purchaser of portions of the outstanding principal amount of the First Closing Debenture in the amounts set forth in the schedule below, the Purchaser shall, within five (5) Business Days following the date the Underlying Shares resulting from the applicable conversion are delivered to the Purchaser in accordance with the terms of the First Closing Debenture, send written notice to the Sponsor Escrow Agent to disburse to the Sponsor a portion of the Sponsor Escrow Amount in the amount of USD$200,000 (each a “Sponsor Disbursement” and collectively, the “Sponsor Disbursements”):

(A) an initial Sponsor Disbursement shall be released upon the conversion of USD$1,422,222 of the outstanding principal amount of the First Closing Debenture (such that following such conversion, the outstanding principal amount of the First Closing Debenture is USD$800,000);

(B) a further Sponsor Disbursement shall be released upon the conversion of USD$200,000 of the outstanding principal amount of the First Closing Debenture (such that following such conversion, the outstanding principal amount of the First Closing Debenture is USD$600,000);

(C) a further Sponsor Disbursement shall be released upon the conversion of USD$200,000 of the outstanding principal amount of the First Closing Debenture (such that following such conversion, the outstanding principal amount of the First Closing Debenture is USD$400,000);

(D) a further Sponsor Disbursement shall be released upon the conversion of USD$200,000 of the outstanding principal amount of the First Closing Debenture (such that following such conversion, the outstanding principal amount of the First Closing Debenture is USD$200,000); and

(E) a further Sponsor Disbursement shall be released upon the conversion of USD$200,000 of the outstanding principal amount of the First Closing Debenture (such that following such conversion, the outstanding principal amount of the First Closing Debenture is USD$0).”

Warrants

As additional consideration for the Purchaser’s purchase of Debentures, the Company shall issue to the Purchaser, simultaneously with the issuance of each Debenture purchased by the Purchaser from the Company on the applicable Closing Date, a warrant to purchase the Company’s Ordinary Shares (each, as the same may be amended, amended and restated or otherwise modified from time to time, a “Warrant”, and collectively, the “Warrants”). Each such Warrant shall, among other things, (i) provide for the purchase by the Purchaser of a number of Ordinary Shares (the “Warrant Shares”) equal to 25% of the total principal amount of the related Debenture purchased by the Purchaser on the applicable Closing Date hereunder divided by 92.5% of the average of the three (3) lowest daily VWAP of the Ordinary Shares for the ten (10) consecutive Trading Day period ended on the last Trading Day immediately preceding such Closing Date, subject to adjustment upon the occurrence of certain events as set forth in such Warrant and be exercisable at the Exercise Price. (Note 14)

Closings

There may be up to three (3) Closings until such time as the earlier to occur of (1) subscriptions for the sale of the Debentures hereunder in an aggregate principal amount equal to the Aggregate Subscription Amount are funded by the Purchaser and (2) the termination of the Agreement.

Penny Warrants

The Company agrees that in the event that (i) the Company fails to transfer all of Energreen’s equity interests in CQ Oilseeds to the Company such that CQ Oilseeds becomes a wholly-owned subsidiary of the Company on or prior to the development and construction of CQ Oilseeds Facility (the “Facility”) so that the Facility may be occupied and utilized for its intended use and the first 100 pounds of oil seeds are processed by the Facility (the “Substantial Completion Date”), (ii) the Company fails to achieve the transfer of the Australian Crushing Plant Lease from Energreen to CQ Oilseeds on or prior to the Substantial Completion Date, (iii) CQ Oilseeds fails to grant to the Purchaser a first priority security interest in all of its assets, free and clear of all other liens and encumbrances other than the first priority security interest of the Purchaser pursuant to Australian Oilseeds General Security Deed and the Australian Leasehold Mortgage on or prior to the Substantial Completion Date, and/or (iv) any of CQ Oilseeds, Energreen, or the Company fails to comply with, or breaches any of the covenants in any Transaction Document, then (i) the Company shall issue to the Purchaser a warrant to purchase ten million (10,000,000) Ordinary Shares (the “Penny Warrants”) at an exercise price of USD$0.01 per Ordinary Share. (Note 14)

The following table summarizes outstanding borrowings as of June 30, 2024 and 2023:

	2024			2023
	AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total

Secured bank loans (1)	$978,574	$5,051,910	$6,030,484	$396,881	$2,078,570	$2,475,451

Convertible note, net of debt discount	$1,181,953	$-	$1,181,953	$-	$-	$-
Total	$2,160,527	$5,051,910	$7,212,437	$396,881	$2,078,570	$2,475,451

(1)	Includes $3,878,833 outstanding on the equipment finance secured bank loan and $2,151,651 outstanding on the interest only secured bank loan as of June 30, 2024. There was no balance outstanding on the working capital secured bank loan as of June 30, 2024 and 2023.

The following table summarizes the outstanding Convertible Note as of June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023
	AUD$	AUD$
Principal value of Convertible Note	$1,874,574	$-
Debt discount(1), net of amortization	(692,621)	-
Convertible Note	$1,181,953	$-

(1)	The debt discount includes the following and is being amortized over 18 months:

AUD$
10% OID	$340,832
Fair value of Ordinary share Warrants	117,193
Fair value of Penny Warrants	218,107
Equity component	140,495
Total debt discount	$816,627
Less: amortization	(124,006)
Debt discount at June 30, 2024	$692,621

The future payments of the equipment finance secured bank loan as of June 30, 2024 were as follows:

Calendar year	AUD$
Remainder of 2024	$489,287
2025	978,573
2026	978,573
2027	978,573
2028	978,573
2029	244,643
Total payments outstanding	4,648,222
Less: accrued interest	(769,389)
Total equipment finance secured loan outstanding	3,878,833